Retirement Plans - Schedule of Weighted-average Assumptions Used to Determine Net Periodic Benefit Cost (Detail) - Pension Plan	12 Months Ended
	Mar. 27, 2020	Mar. 29, 2019
Defined Benefit Plan Disclosure [Line Items]
Non-U.S. assumed discount rate	4.98%	6.41%
Non-U.S. expected long-term return on plan assets	5.20%	6.00%
Non-U.S. rate of compensation increase	5.00%	5.00%